PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2017 and 2018 consisted of the following:

	2017	2018	2018
	RUB	RUB	$
Servers and network equipment	34,165	49,570	713.4
Land, land rights and buildings	5,835	16,261	234.1
Infrastructure systems	7,621	8,753	126.0
Office furniture and equipment	2,090	3,585	51.6
Leasehold improvements	976	1,325	19.1
Other equipment	82	519	7.5
Assets not yet in use	694	1,435	20.7
Total	51,463	81,448	1,172.4
Less: accumulated depreciation	(30,292)	(41,708)	(600.4)
Total property and equipment, net	21,171	39,740	572.0